Accounts receivable (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (36,994,135)	R$ (23,657,402)
Allowance account for credit losses of financial assets	(985,614)	(437,139)
Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,735,100)
Allowance account for credit losses of financial assets	(985,614)
Working capital loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(521,929)	(256,927)
Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(221,450)
Allowance account for credit losses of financial assets	(521,929)
Credit card receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(451,285)	(174,046)
Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(661,225)
Allowance account for credit losses of financial assets	(451,285)
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	(12,400)	(6,166)
Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(852,425)
Allowance account for credit losses of financial assets	(12,400)
Maturity [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(2,720,714)
Maturity [Member] | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(743,379)
Maturity [Member] | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,112,510)
Maturity [Member] | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(864,825)
Past Due
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,073,275)	(503,464)
Past Due | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,073,275)
Past Due | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(468,236)
Past Due | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(603,352)
Past Due | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,687)
Due within 30 days
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(13,784,017)	(3,921,208)
Due within 30 days | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(291,780)
Due within 30 days | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(35,435)
Due within 30 days | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(232,013)
Due within 30 days | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(24,332)
Due within 31 to 120 days
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(13,743,397)	(12,033,372)
Due within 31 to 120 days | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(321,421)
Due within 31 to 120 days | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(102,413)
Due within 31 to 120 days | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(146,409)
Due within 31 to 120 days | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(72,599)
Due within 121 to 180 days
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(4,422,424)	(3,457,830)
Due within 121 to 180 days | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(176,318)
Due within 121 to 180 days | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(49,642)
Due within 121 to 180 days | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(86,055)
Due within 121 to 180 days | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(40,621)
Due within 181 to 360 days
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(4,210,024)	(3,808,539)
Due within 181 to 360 days | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(233,524)
Due within 181 to 360 days | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(70,218)
Due within 181 to 360 days | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(43,615)
Due within 181 to 360 days | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(119,691)
Due to 361 days or more days
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(746,612)	R$ (370,128)
Due to 361 days or more days | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(624,396)
Due to 361 days or more days | Working capital loans | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(17,435)
Due to 361 days or more days | Credit card receivables | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,066)
Due to 361 days or more days | Payroll loans and other | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (605,895)